RELATED PARTY TRANSACTIONS - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenues
Power purchase and revenue agreements	$ 3	$ 20	$ 68	$ 59
Direct operating costs
Energy purchases	(3)	(8)	(10)	(12)
Energy marketing fee & other services	(3)	(2)	(6)	(7)
Total related party direct operating costs	(6)	(10)	(16)	(19)
Interest expense
Borrowings	(6)	(6)	(10)	(10)
Other
Interest income	3	3	5	5
Dividend income	3	0	4	0
Other related party services	(1)	(1)	(2)	(2)
Management service agreement	$ (32)	$ (43)	$ (68)	$ (95)